UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
"                            Washington, D.C.  20549"

                                    Form 13F

                              Form 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: December 31, 2010"

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Board of Trustees of The Leland Stanford Junior University
Address: 2770 Sand Hill Road
"         Menlo Park, CA 94025"

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael S. Taylor
Title:     Operations Analyst
Phone:     650-926-0272

"Signature, Place, and Date of Signing:"

"     /s/  Michael S. Taylor, Menlo Park, CA  February 10, 2011. "

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    			9

"Form13F Information Table Value Total:     $160,220 (thousands)"

List of Other Included Managers:			None

		FORM 13F INFORMATION TABLE

					VALUE	SHRS OR	    SH/	INVESTMENT AUTHORITY
ISSUER			        CUSIP	(x$1000)PRN AMT	    PRN DISCRETION SOLE
ROYAL DUTCH SHELL PLC           780259107 200         3,000SH	SOLE	    3,000
COBAL INT ENERGY		19075F106 114,441 9,372,744SH 	SOLE	9,372,744
I SHARES MSCI EAFE    	        464287465 1,459      25,063SH	SOLE       25,063
I SHARES MSCI EMERGING MKTS	464287234 20,917    439,044SH	SOLE	  439,044
I SHARES S & P INDEX 		464287200 5,112      40,493SH	SOLE       40,493
NUVEEN MUNICIPAL VALUE          670928100 734        79,900SH   SOLE       79,900
I SHARES RUSSELL 2000           464287655 7,275      92,977SH   SOLE       92,977
GOOGLE                          38259P508 9,743      16,404SH   SOLE       16,404
NORTHSTAR REALTY FINANCE        66704R100 164        34,474SH   SOLE       34,474